Bank loans: (Details Textual) $ in Thousands, $ in Millions		1 Months Ended						12 Months Ended
	Jun. 02, 2015 MXN ($)	Nov. 16, 2017 MXN ($)	Nov. 16, 2017 USD ($)	Oct. 31, 2017 MXN ($)	Oct. 19, 2017 MXN ($)	Jul. 31, 2017 USD ($)	Jul. 17, 2015 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Apr. 25, 2018	Nov. 16, 2017 USD ($)	Oct. 31, 2017 USD ($)	Sep. 20, 2017	Jul. 17, 2015 USD ($)
Borrowings, interest rate basis								London Inter Bank Offered Rate (LIBOR) plus 1.85%
Closing foreign exchange rate											18.28			19.66
Repayments of borrowings, classified as financing activities								$ 5,339,338
Proceeds from borrowings, classified as financing activities								$ 8,000,000
BBVA Bancomer [Member]
Notional amount				$ 2,000,000		$ 4,000.0							$ 2,000.0
Borrowings, interest rate basis				28-day TIIE plus 1.25 points		The loan was denominated in pesos and subject to the monthly rate TIIE plus 0.60% for the period of July 31 to October 31, 2017, TIIE plus 0.85% from October 31, 2017, to January 31, 2018, TIIE plus 1.10% from January 31 to April 30, 2018, and TIIE plus 1.60% from April 30 to July 31, 2018.
Borrowings,payment term				The new loan is payable in seven years and will be paid in nine semiannual payments from October 2020 to October 2024 at the rate of 28-day TIIE plus 1.25 points.
Repayments of borrowings, classified as financing activities				$ 4,000,000
Borrowings,Maturity date				Oct. 27, 2022
Minimum leverage ratio to be maintained								3.5x
Minimum interest coverage ratio								3.0x
Banco Santander [Member]
Minimum leverage ratio to be maintained								3.5x
Minimum interest coverage ratio								3.0x
Subsidiaries in Mexico [Member]
Notional amount		$ 72,500					$ 3,397,000					$ 1,425.3			$ 215.0
Borrowings, interest rate basis							LIBOR plus 1.85%
Closing foreign exchange rate		19.66					15.80					19.66			15.80
Borrowings,payment term							July 2018 to July 2022
Repayments of borrowings, classified as financing activities		$ 1,376,200	$ 70.0
Borrowings,Maturity date		Nov. 16, 2022	Nov. 16, 2022
Subsidiaries in Mexico [Member] | BBVA Bancomer [Member]
Borrowings, interest rate basis		LIBOR plus a spread of 1.525%	LIBOR plus a spread of 1.525%
Subsidiaries in Mexico [Member] | BankofAmericaMerrill Lynch [Member]
Borrowings, interest rate basis		LIBOR plus a spread of 1.45%	LIBOR plus a spread of 1.45%
Airplan [Member]
Minimum equity debt ratio to be maintained								equal to or higher than 16%
Debt coverage ratio								2: 1.2
Syndicated Loan [Member]
Increase (decrease) in fair value measurement, liabilities					$ 605,382
Long-term syndicated loan [Member]
Proceeds from borrowings, classified as financing activities	$ 440,000,000